CHARLENE GRANT

Assistant Vice President

Insurance Counsel Law Department

Telephone (949) 219-7286

Fax (949) 219-3706

Charlene.Grant@pacificlife.com

May 30, 2013

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Post-Effective Amendment No. 19 to the Registration Statement for Pacific Select Exec IV, Pacific Select Exec V and Pacific Select VUL (File No. 333-150092) funded by Pacific Select Exec Separate Account of Pacific Life Insurance Company (File No. 811-05563)

Dear Ms. Skeens:

On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 19 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to variable life insurance policies designated as Pacific Select Exec IV, Pacific Select Exec V and Pacific Select VUL Flexible Premium Variable Life Insurance Policies which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).

The purpose of this submission is to file an additional Indexed Account investment option that is based on, and substantially similar to, the Indexed Account investment option filed for the M’s Versatile Product IX, (File No. 333-152224) and Pacific Select VUL, (File No. 333-150092), filed February 24, 2011 and October 19, 2012, respectively . All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the MVP VUL 10 and MVP VUL 10 LTP supplement marked to show where disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/ CHARLENE GRANT

Charlene Grant